Investment Strategy - Optimal Tax Managed Equity ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that principally invests in the U.S.-listed equity securities of quality large-, mid-, and small-capitalization companies based on a proprietary model developed by the Fund’s sub-adviser, Optimal Tax Asset Management, Inc. (the “Sub-Adviser”).
The Sub-Adviser’s model initially screens a universe of approximately 1,500 of the largest U.S.-listed companies for quality based primarily on their free cash flow return on invested capital (“FCF ROIC”), which the model defines as operating cash flow minus capital expenditures, divided by invested capital (generally defined as the sum of shareholders’ equity and debt).

Quality Gate (FCF ROIC)	Companies in each capitalization group (large-, mid-, or small-capitalization) are ranked relative to peers within their capitalization group and, where appropriate, within their economic sector based on their FCF ROIC. The companies ranking in the bottom 10% of each group are eliminated.

Financial Sector Adjustment (ROIC)	For companies classified in the financials sector (e.g., banks, insurance companies, and brokers), the model substitutes return on invested capital (“ROIC”) for FCF ROIC, because free cash flow is not a meaningful measure of capital efficiency for businesses whose operations consist of deploying balance sheet capital.
After applying the quality screens described above, the Fund expects to allocate capital across the following three sleeves of U.S. equity exposure:
•Large-Cap Core Beta: The Sub-Adviser expects to invest more than 50% of the Fund’s net assets in quality companies that are among the largest in the United States and generally have a market capitalization in the range of the 250 largest U.S. companies (roughly greater than $25 billion). Companies in this sleeve are expected to create broad-based exposure to the U.S. equity market and may come from any sector or industry.
•Mid-Cap Momentum: A portion of the Fund’s net assets will be invested in mid-capitalization companies that are demonstrating price momentum supported by quality. This sleeve targets companies in their acceleration phase based on their price momentum and operating quality. Momentum is generally measured using risk-adjusted 12-month and 6-month price returns (in each case excluding the most recent month to avoid short-term reversal effects) and the direction of analysts’ earnings estimate revisions over the prior three months. Quality is measured using metrics such as return on assets, gross income relative to assets, and share repurchases.
•Small-Cap Value and Quality: A portion of the Fund’s net assets will be invested in small-capitalization companies that the Sub-Adviser believes are both attractively valued and well-run based on value and quality metrics. Value is generally measured using metrics such as sales relative to enterprise value, book value relative to price, free cash flow yield, and forward earnings yield. Quality is measured using metrics such as return on assets, gross income relative to assets, and share repurchases. The Sub-Adviser generally avoids investing in small-capitalization companies with the weakest price momentum and earnings estimate revisions, which is intended to avoid companies that appear inexpensive because their businesses are deteriorating.
In addition to the U.S. equity exposure sleeves described above, the Fund may also maintain the following non-U.S. equity exposure:
•Non-U.S. Equity Component: The Fund may allocate a smaller portion of its assets (typically less than 10%) to investments with exposure to non-U.S. companies. Such exposure will generally be accomplished through investments in depositary receipts of foreign issuers or other ETFs and may include exposure to companies in both developed and emerging markets.
At times, the Fund may also invest in large-, mid-, or small-capitalization companies that have recently completed an initial public offering (“IPO”).
The percentage allocated to each sleeve may vary over time depending on market conditions, as will the weight of each company. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.
The Fund may also invest in other ETFs that include the U.S. or foreign companies described above or for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value), or other factors that help the Fund achieve broad exposure across U.S. equities. The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser) and ETFs that use a variety of strategies, such as hedged or buffer strategies that seek to protect against a certain amount of drawdown from an underlying benchmark and actively-managed or index-based strategies.
Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that the Fund’s investment process for individual stock selection may lead to the portfolio being focused on a small number of sectors. These sectors will likely be different over time, as the economic and market environment changes. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.
Strategy Portfolio Concentration [Text]	Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that the Fund’s investment process for individual stock selection may lead to the portfolio being focused on a small number of sectors. These sectors will likely be different over time, as the economic and market environment changes. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.